Prepaids and Other Current Assets	9 Months Ended
Sep. 30, 2018
Prepaid Expense And Other Assets Current [Abstract]
Prepaids and Other Current Assets

NOTE 6 - PREPAIDS AND OTHER CURRENT ASSETS

a.

As of September 30, 2018, approximately $1,050 was held at the Company’s trustee for the exercise of 30,000 stock options by the Company’s chairman of the board.  The exercise date was September 26, 2018, and the funds were received by the Company in October 2018.  Therefore, the amount was recorded as a receivable under other current assets on September 30, 2018.